INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized cash flow statement
Net operating cash flows	$ 2,475	$ 1,875	$ 2,033
Net investing cash flows	(3,016)	(2,671)	(2,634)
Net financing cash flows	(733)	(126)	(1,439)
Effect of exchange rate changes on cash and cash equivalents	(353)	(64)	(374)
LLP "KaR-Tel"
Summarized cash flow statement
Net operating cash flows	105	99	137
Net investing cash flows	(73)	(124)	(363)
Net financing cash flows	(48)	(83)	(110)
Effect of exchange rate changes on cash and cash equivalents		1	(5)
Net increase / (decrease) in cash equivalents	(16)	(107)	(341)
LLC "Sky Mobile"
Summarized cash flow statement
Net operating cash flows	23	58	81
Net investing cash flows	(24)	45	(65)
Net financing cash flows		(115)	(88)
Effect of exchange rate changes on cash and cash equivalents		(1)	(3)
Net increase / (decrease) in cash equivalents	(1)	(13)	(75)
Global Telecom Holding S.A.E
Summarized cash flow statement
Net operating cash flows	877	1,077	(339)
Net investing cash flows	(924)	(473)	(823)
Net financing cash flows	(157)	(492)	(1,032)
Effect of exchange rate changes on cash and cash equivalents	(18)	(14)	(151)
Net increase / (decrease) in cash equivalents	(222)	98	(2,345)
Omnium Telecom Algerie S.p.A
Summarized cash flow statement
Net operating cash flows	345	446	(706)
Net investing cash flows	(172)	(238)	(201)
Net financing cash flows	(350)	(288)	(1,270)
Effect of exchange rate changes on cash and cash equivalents	(7)	(14)	(153)
Net increase / (decrease) in cash equivalents	$ (184)	$ (94)	$ (2,330)